Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries - Purchase price allocation (Details) $ in Thousands, $ in Thousands																			1 Months Ended			12 Months Ended
	May 31, 2024 USD ($)	Oct. 08, 2020 USD ($)	Sep. 28, 2020 USD ($)	Sep. 28, 2020 AUD ($)	Jan. 31, 2020 USD ($)	Sep. 20, 2019 USD ($)	Sep. 20, 2019 HKD ($)	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($)	Feb. 05, 2019 USD ($)	Jun. 07, 2018 USD ($)	Dec. 22, 2017 USD ($)	Dec. 22, 2017 HKD ($)	May 10, 2017 USD ($)	Apr. 28, 2017 USD ($)	Apr. 23, 2017 USD ($)	Dec. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Amortizable intangible assets:
Goodwill																							$ 12,348,000	$ 385,000	$ 385,000	$ 385,000
Boca International Limited
Business Acquisition
Net assets (liabilities) acquired																				$ (337,000)
Deferred tax liabilities																				(6,638,000)
Amortizable intangible assets:
Goodwill																				36,504,000
Total purchase price comprised of:
Cash consideration																		$ 52,000,000		52,000,000	$ 52,000,000
share-based consideration																				4,080,000
Total																				56,080,000
Boca International Limited | Production Backlog
Amortizable intangible assets:
Amortizable intangible assets																				372,000
Boca International Limited | Proprietary technology
Amortizable intangible assets:
Amortizable intangible assets																				$ 26,179,000
CSL
Business Acquisition
Net assets (liabilities) acquired														$ (67,000)
Deferred tax liabilities														(4,920,000)
Amortizable intangible assets:
Goodwill														20,230,000
Total purchase price comprised of:
Cash consideration														32,600,000	$ 32,600,000	$ 32,600,000			$ 32,000,000
share-based consideration														2,325,000
Total						$ 12,750,000	$ 99,450							34,925,000			$ 35,000,000
CSL | Proprietary technology
Amortizable intangible assets:
Amortizable intangible assets														$ 19,682,000
Giant Credit Limited ("GCL")
Business Acquisition
Net assets (liabilities) acquired												$ 2,113,000
Property, plant and equipment												508,000
Deferred tax liabilities												(7,000)
Amortizable intangible assets:
Goodwill												248,000
Total purchase price comprised of:
Cash consideration												2,350,000	$ 19,600
share-based consideration												2,354,000
Total												$ 2,354,000	$ 19,600
Paris Sky Limited
Business Acquisition
Property, plant and equipment											$ 52,994,000
Allowance on guarantee											(817,000)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $4)											1,833,000
Deferred tax assets											116,000
Deferred tax liabilities											(5,998,000)
Total purchase price comprised of:
share-based consideration											4,784,000
Total											48,128,000
Paris Sky Limited | Equity interest in BOCA
Total purchase price comprised of:
Total											23,699,000
Paris Sky Limited | Equity interest in CSL
Total purchase price comprised of:
Total											16,170,000
Paris Sky Limited | Promissory Note
Total purchase price comprised of:
Total											$ 3,475,000
Vision Lane Limited
Total purchase price comprised of:
Cash consideration										$ 7,460,000												$ 6,410,000
Total									$ 12,740,000	$ 12,420,000
Vision Lane Limited And First Asia Finance Limited
Business Acquisition
Net assets (liabilities) acquired								$ 9,165,000
Property, plant and equipment								1,095,000
Deferred tax liabilities								(124,000)
Amortizable intangible assets:
Goodwill								3,658,000
Total purchase price comprised of:
Cash consideration								7,457,000
share-based consideration								5,242,000
Total								$ 12,699,000
GFS
Business Acquisition
Net assets (liabilities) acquired					$ 617,000
Property, plant and equipment					7,000
Deferred tax liabilities					(715,000)
Amortizable intangible assets:
Amortizable intangible assets					4,336,000
Goodwill					60,103,000
Total purchase price comprised of:
Cash consideration					21,795,000
Consideration in the form of a promissory note					28,473,000
share-based consideration					14,073,000
Total					$ 64,341,000
Apiguru
Business Acquisition
Net assets (liabilities) acquired		$ 20,000
Deferred tax liabilities		(10,000)
Amortizable intangible assets:
Amortizable intangible assets		39,000
Goodwill		539,000
Total purchase price comprised of:
share-based consideration		588,000
Total		$ 588,000	$ 500,000	$ 695,000
Riches Holdings Limited
Business Acquisition
Net assets (liabilities) acquired	$ 260,000
Deferred tax liabilities	(233,000)
Amortizable intangible assets:
Amortizable intangible assets	25,000
Goodwill	11,963,000
Total purchase price comprised of:
Consideration in the form of a promissory note	13,400,000
Total	13,400,000
Riches Holdings Limited | Customers relationship
Amortizable intangible assets:
Amortizable intangible assets	$ 1,410,000